Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 34,273,000	$ 33,832,000	$ 26,641,000
Current portion of restricted cash	3,110,000	3,465,000	4,973,000
Accounts receivable, net	11,556,000	5,752,000	2,030,000
Due from related party		0	3,000
Other current assets	9,254,000	1,748,000	2,321,000
Total Current Assets	58,193,000	44,797,000	35,968,000
Restricted cash, noncurrent portion	1,794,000	909,000	523,000
Property, plant and equipment, net	727,672,000	519,394,000	326,970,000
Intangible assets, net	16,403,000	11,758,000	8,967,000
Goodwill	1,965,000	0
Other assets	3,868,000	4,702,000	699,000
Total Assets	809,895,000	581,560,000	373,127,000
Current Liabilities:
Accounts payable	7,815,000	1,571,000	2,130,000
Interest payable	3,149,000	2,665,000	1,004,000
Purchase price payable	3,162,000	2,638,000	0
Current portion of long-term debt, net	27,686,000	35,209,000	39,833,000
Other current liabilities	4,011,000	1,369,000	2,570,000
Total Current Liabilities	45,823,000	43,452,000	45,537,000
Long-term debt, net of current portion	503,630,000	353,934,000	178,241,000
Intangible liabilities, net	13,851,000	4,647,000	4,395,000
Asset retirement obligations	6,953,000	4,446,000	683,000
Deferred tax liability	9,268,000	11,001,000	10,613,000
Other long-term liabilities	5,699,000	6,774,000	1,551,000
Total Liabilities	585,224,000	424,254,000	241,020,000
Commitments and contingencies
Redeemable noncontrolling interests	15,167,000	18,311,000	3,411,000
Class A common stock subject to possible redemption, 40,250,000 shares at a redemption value of $10.00 per share		203,747,000	167,441,000
Stockholders' Equity (Deficit)
Common Stock, Value	1,000	1,000	1,000
Additional paid-in capital	3,159,000	2,033,000	163,000
Accumulated deficit	(97,284,000)	(80,802,000)	(47,339,000)
Total Stockholders' Deficit	(94,124,000)	(78,768,000)	(47,175,000)
Noncontrolling interests	20,429,000	14,016,000	8,430,000
Total deficit	(73,695,000)	(64,752,000)	(38,745,000)
Total Liabilities and Stockholders' Deficit	809,895,000	581,560,000	373,127,000
Variable Interest Entity, Primary Beneficiary [Member]
Current Assets:
Cash	5,274,000	7,288,000	8,665,000
Current portion of restricted cash	1,514,000	3,106,000	969,000
Accounts receivable, net	5,370,000	2,842,000	1,029,000
Other current assets	888,000	846,000	586,000
Total Current Assets	13,046,000	14,082,000	11,249,000
Restricted cash, noncurrent portion	1,122,000	352,000	201,000
Property, plant and equipment, net	387,994,000	344,140,000	223,947,000
Intangible assets, net	6,453,000	6,477,000	4,338,000
Other assets	428,000	358,000	0
Total Assets	409,043,000	365,409,000	239,735,000
Current Liabilities:
Accounts payable	802,000	876,000	53,000
Interest payable		0	95,000
Current portion of long-term debt, net	1,080,000	0	17,462,000
Other current liabilities	784,000	1,118,000	2,321,000
Total Current Liabilities	2,666,000	1,994,000	19,931,000
Long-term debt, net of current portion	20,633,000	0
Intangible liabilities, net	898,000	1,020,000	0
Asset retirement obligations	4,023,000	3,390,000	315,000
Other long-term liabilities	2,119,000	351,000	122,000
Total Liabilities	30,339,000	6,755,000	$ 20,368,000
CBRE Acquisition Holdings Inc [Member]
Current Assets:
Cash	1,408,837	625,916
Prepaid and other current assets	973,859	1,447,037
Due from related party	16,945	0
Total Current Assets	2,399,641	2,072,953
Assets held in Trust Account	402,519,359	402,501,008
Total Assets	404,919,000	404,573,961
Current Liabilities:
Accounts payable	0	4,835
Due to related party	0	6,144
Franchise tax payable	133,936	26,218
Accrued expenses	5,014,415	96,850
Total Current Liabilities	5,148,351	134,047
Deferred underwriting commission	14,087,500	14,087,500
Sponsor promissory note	3,300,000	0
Redeemable warrant liability	16,603,125	18,716,250
Total Liabilities	39,138,976	32,937,797
Total Liabilities		32,937,797
Commitments and contingencies
Class A common stock subject to possible redemption, 40,250,000 shares at a redemption value of $10.00 per share	402,519,359	402,501,008
Class A common stock subject to possible redemption, 40,250,000 shares at December 31, 2020 at a redemption value of $10.00 per share		402,501,008
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(36,739,536)	(30,865,045)
Accumulated deficit		(30,865,045)
Total Stockholders' Deficit	(36,739,335)	(30,864,844)
Total Stockholders Deficit		(30,864,844)
Total Liabilities and Stockholders' Deficit	404,919,000	404,573,961
Common Class A [Member] | CBRE Acquisition Holdings Inc [Member]
Stockholders' Equity (Deficit)
Common Stock, Value	0
Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Stockholders' Equity (Deficit)
Common Stock, Value	201	201
Series A Redeemable Preferred Stock [Member]
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding	$ 283,199,000	$ 203,747,000